Related party and Employee transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions

(a) Amounts due from related party

	December 31, 2012	December 31, 2013
	US$	US$
Due from related party	-	820,089

 This balance represents a receivable due from Shaanxi Zhongmao related to working capital loans which have no fixed payments terms. This balance is unsecured, bears no interest, and expects to be repaid in one year.

(b) Amounts due from employees

	December 31, 2012	December 31, 2013
	US$	US$
Advances to employees	133,377	59,226